May 01, 2017

RUSSELL INVESTMENT FUNDS

Supplement dated September 14, 2017 to

PROSPECTUS DATED MAY 1, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY: Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

RUSSELL INVESTMENT FUNDS

Supplement dated September 14, 2017 to

PROSPECTUS DATED May 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.